Initial Public Offering	12 Months Ended
Dec. 31, 2020
Initial Public Offering
Initial Public Offering

Note 3. Initial Public Offering

On June 22, 2018, the Company sold 15,525,000 Units at a price of $10.00 per Unit in the Initial Public Offering. Each Unit consists of one Class A common stock and one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one Class A share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).